Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Mighty Mitessm Fund

(“Mighty Mites Fund”)

Supplement dated March 18, 2019, to the Trust’s Summary Prospectus, Statutory Prospectus, and Statement of Additional Information dated January 28, 2019.

Effective March 18, 2019, Laura Linehan resigned as a portfolio manager of the Mighty Mites Fund. Therefore, all references to Laura Linehan are deleted in their entirety. The Mighty Mites Fund will continue to be co-managed by Mario J. Gabelli, CFA, Sarah Donnelly, Joseph Gabelli, and Adam Trivison, CFA.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE